Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.5%
Aptiv plc	4,393	384,036
BorgWarner, Inc.	3,503	128,490
Ford Motor Co.	66,964	613,390
General Motors Co.	21,460	804,321
Harley-Davidson, Inc.	2,656	95,536
		2,025,773

Banks 5.4%
Bank of America Corp.	143,146	4,175,569
BB&T Corp.	13,109	699,627
Citigroup, Inc.	38,607	2,666,971
Citizens Financial Group, Inc.	7,602	268,883
Comerica, Inc.	2,543	167,813
Fifth Third Bancorp	12,511	342,551
First Republic Bank	2,858	276,369
Huntington Bancshares, Inc.	17,747	253,250
JPMorgan Chase & Co.	54,630	6,429,405
KeyCorp	17,232	307,419
M&T Bank Corp.	2,272	358,908
People’s United Financial, Inc.	6,938	108,476
Regions Financial Corp.	16,935	267,912
SunTrust Banks, Inc.	7,594	522,467
SVB Financial Group *	873	182,413
The PNC Financial Services Group, Inc.	7,612	1,066,898
U.S. Bancorp	24,501	1,355,885
Wells Fargo & Co.	68,505	3,455,392
Zions Bancorp NA	3,012	134,094
		23,040,302

Capital Goods 6.6%
3M Co.	9,829	1,615,888
A.O. Smith Corp.	2,348	112,023
Allegion plc	1,614	167,291
AMETEK, Inc.	3,911	359,108
Arconic, Inc.	6,572	170,872
Caterpillar, Inc.	9,611	1,213,965
Cummins, Inc.	2,705	440,022
Deere & Co.	5,380	907,498
Dover Corp.	2,505	249,398
Eaton Corp. plc	7,149	594,439
Emerson Electric Co.	10,536	704,437
Fastenal Co.	9,863	322,224
Flowserve Corp.	2,196	102,575
Fortive Corp.	5,076	348,011
Fortune Brands Home & Security, Inc.	2,381	130,241
General Dynamics Corp.	3,998	730,555
General Electric Co.	149,127	1,333,195
Honeywell International, Inc.	12,290	2,079,468
Huntington Ingalls Industries, Inc.	717	151,853
IDEX Corp.	1,297	212,552
Illinois Tool Works, Inc.	5,026	786,519
Security	Number of Shares	Value ($)
Ingersoll-Rand plc	4,111	506,516
Jacobs Engineering Group, Inc.	2,301	210,542
Johnson Controls International plc	13,632	598,308
L3Harris Technologies, Inc.	3,815	795,962
Lockheed Martin Corp.	4,243	1,655,025
Masco Corp.	4,908	204,565
Northrop Grumman Corp.	2,688	1,007,436
PACCAR, Inc.	5,925	414,809
Parker-Hannifin Corp.	2,196	396,620
Pentair plc	2,859	108,070
Quanta Services, Inc.	2,416	91,325
Raytheon Co.	4,758	933,472
Rockwell Automation, Inc.	1,994	328,611
Roper Technologies, Inc.	1,777	633,678
Snap-on, Inc.	937	146,678
Stanley Black & Decker, Inc.	2,589	373,877
Textron, Inc.	3,909	191,385
The Boeing Co.	9,133	3,474,833
TransDigm Group, Inc.	850	442,569
United Rentals, Inc. *	1,309	163,154
United Technologies Corp.	13,858	1,891,894
W.W. Grainger, Inc.	757	224,943
Wabtec Corp.	3,117	223,988
Xylem, Inc.	3,083	245,468
		27,995,862

Commercial & Professional Services 0.8%
Cintas Corp.	1,410	378,021
Copart, Inc. *	3,454	277,460
Equifax, Inc.	2,073	291,609
IHS Markit Ltd. *	6,864	459,064
Nielsen Holdings plc	6,074	129,073
Republic Services, Inc.	3,639	314,955
Robert Half International, Inc.	2,024	112,656
Rollins, Inc.	2,389	81,393
Verisk Analytics, Inc.	2,784	440,262
Waste Management, Inc.	6,661	766,015
		3,250,508

Consumer Durables & Apparel 1.2%
Capri Holdings Ltd. *	2,637	87,443
D.R. Horton, Inc.	5,755	303,346
Garmin Ltd.	2,451	207,575
Hanesbrands, Inc.	6,113	93,651
Hasbro, Inc.	1,995	236,787
Leggett & Platt, Inc.	2,230	91,296
Lennar Corp., Class A	4,864	271,654
Mohawk Industries, Inc. *	1,042	129,281
Newell Brands, Inc.	6,426	120,295
NIKE, Inc., Class B	21,386	2,008,573
NVR, Inc. *	58	215,606
PulteGroup, Inc.	4,387	160,345
PVH Corp.	1,293	114,081
Ralph Lauren Corp.	872	83,250
Tapestry, Inc.	4,912	127,958

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Under Armour, Inc., Class A *	3,240	64,606
Under Armour, Inc., Class C *	3,308	59,974
VF Corp.	5,581	496,653
Whirlpool Corp.	1,099	174,038
		5,046,412

Consumer Services 1.9%
Carnival Corp.	6,882	300,812
Chipotle Mexican Grill, Inc. *	438	368,126
Darden Restaurants, Inc.	2,109	249,326
H&R Block, Inc.	3,495	82,552
Hilton Worldwide Holdings, Inc.	4,919	458,008
Marriott International, Inc., Class A	4,667	580,435
McDonald’s Corp.	12,969	2,784,574
MGM Resorts International	8,865	245,738
Norwegian Cruise Line Holdings Ltd. *	3,645	188,702
Royal Caribbean Cruises Ltd.	2,932	317,623
Starbucks Corp.	20,439	1,807,216
Wynn Resorts Ltd.	1,669	181,454
Yum! Brands, Inc.	5,202	590,063
		8,154,629

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	864	72,014
American Express Co.	11,623	1,374,768
Ameriprise Financial, Inc.	2,251	331,122
Berkshire Hathaway, Inc., Class B *	33,496	6,967,838
BlackRock, Inc.	2,007	894,399
Capital One Financial Corp.	8,042	731,661
Cboe Global Markets, Inc.	1,901	218,444
CME Group, Inc.	6,117	1,292,767
Discover Financial Services	5,459	442,670
E*TRADE Financial Corp.	4,100	179,129
Franklin Resources, Inc.	4,788	138,182
Intercontinental Exchange, Inc.	9,569	882,932
Invesco Ltd.	6,689	113,312
MarketAxess Holdings, Inc.	644	210,910
Moody’s Corp.	2,780	569,427
Morgan Stanley	21,464	915,869
MSCI, Inc.	1,441	313,778
Nasdaq, Inc.	1,967	195,421
Northern Trust Corp.	3,693	344,631
Raymond James Financial, Inc.	2,122	174,980
S&P Global, Inc.	4,206	1,030,386
State Street Corp.	6,398	378,698
Synchrony Financial	10,371	353,547
T. Rowe Price Group, Inc.	4,041	461,684
The Bank of New York Mellon Corp.	14,656	662,598
The Charles Schwab Corp. (a)	19,812	828,736
The Goldman Sachs Group, Inc.	5,529	1,145,775
		21,225,678

Energy 4.5%
Apache Corp.	6,420	164,352
Baker Hughes, a GE Co.	11,089	257,265
Cabot Oil & Gas Corp.	7,121	125,116
Chevron Corp.	32,434	3,846,672
Cimarex Energy Co.	1,743	83,559
Concho Resources, Inc.	3,410	231,539
ConocoPhillips	18,969	1,080,854
Devon Energy Corp.	6,985	168,059
Diamondback Energy, Inc.	2,767	248,781
EOG Resources, Inc.	9,921	736,337
Exxon Mobil Corp.	72,287	5,104,185
Halliburton Co.	14,956	281,921
Helmerich & Payne, Inc.	1,905	76,333
Security	Number of Shares	Value ($)
Hess Corp.	4,406	266,475
HollyFrontier Corp.	2,569	137,801
Kinder Morgan, Inc.	33,269	685,674
Marathon Oil Corp.	13,688	167,952
Marathon Petroleum Corp.	11,268	684,531
National-Oilwell Varco, Inc.	6,537	138,584
Noble Energy, Inc.	8,189	183,925
Occidental Petroleum Corp.	15,302	680,480
ONEOK, Inc.	7,058	520,104
Phillips 66	7,664	784,794
Pioneer Natural Resources Co.	2,862	359,954
Schlumberger Ltd.	23,682	809,214
TechnipFMC plc	7,103	171,466
Valero Energy Corp.	7,099	605,119
Williams Cos., Inc.	20,724	498,619
		19,099,665

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	7,514	2,164,859
Kroger Co.	13,584	350,196
Sysco Corp.	8,768	696,179
Walgreens Boots Alliance, Inc.	12,965	717,094
Walmart, Inc.	24,293	2,883,093
		6,811,421

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	31,916	1,305,364
Archer-Daniels-Midland Co.	9,467	388,810
Brown-Forman Corp., Class B	3,089	193,927
Campbell Soup Co.	2,869	134,613
Conagra Brands, Inc.	8,245	252,957
Constellation Brands, Inc., Class A	2,864	593,650
General Mills, Inc.	10,331	569,445
Hormel Foods Corp.	4,729	206,799
Kellogg Co.	4,254	273,745
Lamb Weston Holdings, Inc.	2,506	182,236
McCormick & Co., Inc.	2,105	329,012
Molson Coors Brewing Co., Class B	3,230	185,725
Mondelez International, Inc., Class A	24,637	1,362,919
Monster Beverage Corp. *	6,644	385,751
PepsiCo, Inc.	23,878	3,273,674
Philip Morris International, Inc.	26,580	2,018,219
The Coca-Cola Co.	65,732	3,578,450
The Hershey Co.	2,557	396,309
The JM Smucker Co.	1,957	215,309
The Kraft Heinz Co.	10,608	296,335
Tyson Foods, Inc., Class A	5,023	432,681
		16,575,930

Health Care Equipment & Services 6.2%
Abbott Laboratories	30,190	2,525,997
ABIOMED, Inc. *	785	139,644
Align Technology, Inc. *	1,231	222,713
AmerisourceBergen Corp.	2,583	212,658
Anthem, Inc.	4,370	1,049,237
Baxter International, Inc.	8,717	762,476
Becton, Dickinson & Co.	4,612	1,166,652
Boston Scientific Corp. *	23,797	968,300
Cardinal Health, Inc.	5,128	241,990
Centene Corp. *	7,057	305,286
Cerner Corp.	5,409	368,732
Cigna Corp. *	6,452	979,349
CVS Health Corp.	22,218	1,401,289
Danaher Corp.	10,906	1,575,154
DaVita, Inc. *	1,646	93,937
Dentsply Sirona, Inc.	3,805	202,845

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Edwards Lifesciences Corp. *	3,555	781,780
HCA Healthcare, Inc.	4,543	547,068
Henry Schein, Inc. *	2,515	159,702
Hologic, Inc. *	4,598	232,153
Humana, Inc.	2,309	590,342
IDEXX Laboratories, Inc. *	1,477	401,641
Intuitive Surgical, Inc. *	1,969	1,063,122
Laboratory Corp. of America Holdings *	1,673	281,064
McKesson Corp.	3,169	433,076
Medtronic plc	22,916	2,489,136
Quest Diagnostics, Inc.	2,290	245,099
ResMed, Inc.	2,468	333,451
Stryker Corp.	5,480	1,185,324
Teleflex, Inc.	786	267,043
The Cooper Cos., Inc.	845	250,965
UnitedHealth Group, Inc.	16,190	3,518,411
Universal Health Services, Inc., Class B	1,390	206,762
Varian Medical Systems, Inc. *	1,558	185,542
WellCare Health Plans, Inc. *	866	224,441
Zimmer Biomet Holdings, Inc.	3,508	481,543
		26,093,924

Household & Personal Products 2.1%
Church & Dwight Co., Inc.	4,204	316,309
Clorox Co.	2,145	325,761
Colgate-Palmolive Co.	14,664	1,077,951
Coty, Inc., Class A	4,942	51,940
Kimberly-Clark Corp.	5,884	835,822
Procter & Gamble Co.	42,759	5,318,365
The Estee Lauder Cos., Inc., Class A	3,780	752,031
		8,678,179

Insurance 2.4%
AFLAC, Inc.	12,642	661,429
American International Group, Inc.	14,869	828,203
Aon plc	4,028	779,700
Arthur J. Gallagher & Co.	3,174	284,295
Assurant, Inc.	1,048	131,859
Chubb Ltd.	7,784	1,256,649
Cincinnati Financial Corp.	2,578	300,775
Everest Re Group Ltd.	703	187,061
Globe Life, Inc.	1,702	162,984
Lincoln National Corp.	3,414	205,933
Loews Corp.	4,408	226,924
Marsh & McLennan Cos., Inc.	8,647	865,132
MetLife, Inc.	13,603	641,518
Principal Financial Group, Inc.	4,461	254,902
Prudential Financial, Inc.	6,874	618,316
The Allstate Corp.	5,622	610,999
The Hartford Financial Services Group, Inc.	6,192	375,297
The Progressive Corp.	9,993	771,959
The Travelers Cos., Inc.	4,446	661,076
Unum Group	3,566	105,982
Willis Towers Watson plc	2,198	424,148
		10,355,141

Materials 2.7%
Air Products & Chemicals, Inc.	3,763	834,859
Albemarle Corp.	1,841	127,986
Amcor plc *	27,548	268,593
Avery Dennison Corp.	1,441	163,654
Ball Corp.	5,690	414,289
Celanese Corp.	2,101	256,931
CF Industries Holdings, Inc.	3,696	181,843
Corteva, Inc. *	12,728	356,384
Dow, Inc. *	12,735	606,823
Security	Number of Shares	Value ($)
DuPont de Nemours, Inc.	12,739	908,418
Eastman Chemical Co.	2,355	173,870
Ecolab, Inc.	4,275	846,621
FMC Corp.	2,239	196,316
Freeport-McMoRan, Inc.	24,943	238,705
International Flavors & Fragrances, Inc.	1,814	222,560
International Paper Co.	6,677	279,232
Linde plc	9,235	1,789,004
LyondellBasell Industries N.V., Class A	4,433	396,620
Martin Marietta Materials, Inc.	1,072	293,835
Newmont Goldcorp Corp.	13,952	529,060
Nucor Corp.	5,152	262,288
Packaging Corp. of America	1,616	171,458
PPG Industries, Inc.	4,039	478,662
Sealed Air Corp.	2,687	111,537
The Mosaic Co.	6,020	123,410
The Sherwin-Williams Co.	1,403	771,468
Vulcan Materials Co.	2,264	342,407
WestRock Co.	4,388	159,943
		11,506,776

Media & Entertainment 8.0%
Activision Blizzard, Inc.	13,106	693,569
Alphabet, Inc., Class A *	5,117	6,248,573
Alphabet, Inc., Class C *	5,163	6,293,697
CBS Corp., Class B — Non Voting Shares	5,563	224,578
Charter Communications, Inc., Class A *	2,763	1,138,687
Comcast Corp., Class A	77,495	3,493,475
Discovery, Inc., Class A *	2,652	70,623
Discovery, Inc., Class C *	5,930	145,997
DISH Network Corp., Class A *	4,063	138,426
Electronic Arts, Inc. *	5,035	492,524
Facebook, Inc., Class A *	41,100	7,319,088
Fox Corp., Class A	6,085	191,890
Fox Corp., Class B *	2,746	86,609
Netflix, Inc. *	7,481	2,002,065
News Corp., Class A	6,555	91,246
News Corp., Class B	2,000	28,590
Omnicom Group, Inc.	3,741	292,920
Take-Two Interactive Software, Inc. *	1,943	243,536
The Interpublic Group of Cos., Inc.	6,600	142,296
TripAdvisor, Inc. *	1,770	68,464
Twitter, Inc. *	13,224	544,829
Viacom, Inc., Class B	6,067	145,790
Walt Disney Co.	30,778	4,010,989
		34,108,461

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	25,257	1,912,460
Agilent Technologies, Inc.	5,313	407,135
Alexion Pharmaceuticals, Inc. *	3,842	376,285
Allergan plc	5,606	943,434
Amgen, Inc.	10,244	1,982,316
Biogen, Inc. *	3,150	733,383
Bristol-Myers Squibb Co.	27,945	1,417,091
Celgene Corp. *	12,105	1,202,027
Eli Lilly & Co.	14,512	1,622,877
Gilead Sciences, Inc.	21,632	1,371,036
Illumina, Inc. *	2,512	764,201
Incyte Corp. *	3,058	226,995
IQVIA Holdings, Inc. *	3,121	466,215
Johnson & Johnson	45,086	5,833,227
Merck & Co., Inc.	43,738	3,681,865
Mettler-Toledo International, Inc. *	418	294,439
Mylan N.V. *	8,866	175,369
Nektar Therapeutics *	2,942	53,589
PerkinElmer, Inc.	1,899	161,738

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Perrigo Co., plc	2,313	129,274
Pfizer, Inc.	94,491	3,395,062
Regeneron Pharmaceuticals, Inc. *	1,372	380,593
Thermo Fisher Scientific, Inc.	6,842	1,992,869
Vertex Pharmaceuticals, Inc. *	4,391	743,923
Waters Corp. *	1,134	253,143
Zoetis, Inc.	8,158	1,016,405
		31,536,951

Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	1,949	300,224
American Tower Corp.	7,561	1,671,964
Apartment Investment & Management Co., Class A	2,552	133,061
AvalonBay Communities, Inc.	2,388	514,208
Boston Properties, Inc.	2,444	316,889
CBRE Group, Inc., Class A *	5,708	302,581
Crown Castle International Corp.	7,102	987,249
Digital Realty Trust, Inc.	3,560	462,124
Duke Realty Corp.	6,171	209,629
Equinix, Inc.	1,449	835,783
Equity Residential	5,958	513,937
Essex Property Trust, Inc.	1,129	368,788
Extra Space Storage, Inc.	2,200	257,004
Federal Realty Investment Trust	1,185	161,326
HCP, Inc.	8,334	296,940
Host Hotels & Resorts, Inc.	12,573	217,387
Iron Mountain, Inc.	4,850	157,092
Kimco Realty Corp.	7,243	151,234
Mid-America Apartment Communities, Inc.	1,935	251,569
Prologis, Inc.	10,785	919,098
Public Storage	2,567	629,608
Realty Income Corp.	5,461	418,750
Regency Centers Corp.	2,868	199,297
SBA Communications Corp.	1,936	466,866
Simon Property Group, Inc.	5,261	818,875
SL Green Realty Corp.	1,392	113,796
The Macerich Co.	1,845	58,284
UDR, Inc.	4,972	241,043
Ventas, Inc.	6,381	466,004
Vornado Realty Trust	2,694	171,527
Welltower, Inc.	6,932	628,386
Weyerhaeuser Co.	12,742	352,953
		13,593,476

Retailing 6.5%
Advance Auto Parts, Inc.	1,214	200,796
Amazon.com, Inc. *	7,099	12,323,225
AutoZone, Inc. *	419	454,456
Best Buy Co., Inc.	3,948	272,372
Booking Holdings, Inc. *	726	1,424,855
CarMax, Inc. *	2,850	250,800
Dollar General Corp.	4,389	697,588
Dollar Tree, Inc. *	4,052	462,576
eBay, Inc.	13,495	526,035
Expedia Group, Inc.	2,377	319,493
Genuine Parts Co.	2,505	249,473
Kohl’s Corp.	2,761	137,111
L Brands, Inc.	3,861	75,637
LKQ Corp. *	5,253	165,207
Lowe’s Cos., Inc.	13,185	1,449,823
Macy’s, Inc.	5,238	81,398
Nordstrom, Inc.	1,882	63,367
O'Reilly Automotive, Inc. *	1,310	522,048
Ross Stores, Inc.	6,248	686,343
Target Corp.	8,727	933,003
The Gap, Inc.	3,661	63,555
Security	Number of Shares	Value ($)
The Home Depot, Inc.	18,708	4,340,630
The TJX Cos., Inc.	20,646	1,150,808
Tiffany & Co.	1,866	172,848
Tractor Supply Co.	2,016	182,327
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,000	250,650
		27,456,424

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	18,572	538,402
Analog Devices, Inc.	6,319	706,022
Applied Materials, Inc.	15,782	787,522
Broadcom, Inc.	6,801	1,877,552
Intel Corp.	75,679	3,899,739
KLA Corp.	2,706	431,472
Lam Research Corp.	2,474	571,766
Maxim Integrated Products, Inc.	4,646	269,050
Microchip Technology, Inc.	4,068	377,958
Micron Technology, Inc. *	18,858	808,065
NVIDIA Corp.	10,405	1,811,198
Qorvo, Inc. *	2,029	150,430
Qualcomm, Inc.	20,768	1,584,183
Skyworks Solutions, Inc.	2,945	233,391
Texas Instruments, Inc.	15,945	2,060,732
Xilinx, Inc.	4,299	412,274
		16,519,756

Software & Services 12.1%
Accenture plc, Class A	10,883	2,093,345
Adobe, Inc. *	8,294	2,291,217
Akamai Technologies, Inc. *	2,823	257,966
Alliance Data Systems Corp.	698	89,435
ANSYS, Inc. *	1,435	317,652
Autodesk, Inc. *	3,754	554,466
Automatic Data Processing, Inc.	7,414	1,196,768
Broadridge Financial Solutions, Inc.	1,946	242,141
Cadence Design Systems, Inc. *	4,806	317,580
Citrix Systems, Inc.	2,120	204,622
Cognizant Technology Solutions Corp., Class A	9,451	569,565
DXC Technology Co.	4,417	130,302
Fidelity National Information Services, Inc.	10,481	1,391,458
Fiserv, Inc. *	9,753	1,010,313
FleetCor Technologies, Inc. *	1,485	425,868
Fortinet, Inc. *	2,415	185,375
Gartner, Inc. *	1,555	222,349
Global Payments, Inc.	5,129	815,511
International Business Machines Corp.	15,134	2,200,786
Intuit, Inc.	4,443	1,181,571
Jack Henry & Associates, Inc.	1,310	191,221
Leidos Holdings, Inc.	2,295	197,095
Mastercard, Inc., Class A	15,252	4,141,986
Microsoft Corp.	130,444	18,135,629
Oracle Corp.	37,610	2,069,678
Paychex, Inc.	5,474	453,083
PayPal Holdings, Inc. *	20,105	2,082,677
Salesforce Com, Inc. *	14,984	2,224,225
Symantec Corp.	9,661	228,289
Synopsys, Inc. *	2,574	353,282
The Western Union Co.	7,165	166,013
VeriSign, Inc. *	1,782	336,139
Visa, Inc., Class A	29,502	5,074,639
		51,352,246

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	5,099	492,054
Apple, Inc.	72,579	16,255,519
Arista Networks, Inc. *	924	220,762

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CDW Corp.	2,460	303,170
Cisco Systems, Inc.	72,539	3,584,152
Corning, Inc.	13,408	382,396
F5 Networks, Inc. *	1,034	145,194
FLIR Systems, Inc.	2,277	119,748
Hewlett Packard Enterprise Co.	22,177	336,425
HP, Inc.	25,398	480,530
IPG Photonics Corp. *	593	80,411
Juniper Networks, Inc.	5,907	146,198
Keysight Technologies, Inc. *	3,209	312,075
Motorola Solutions, Inc.	2,834	482,942
NetApp, Inc.	4,042	212,246
Seagate Technology plc	4,018	216,128
TE Connectivity Ltd.	5,744	535,226
Western Digital Corp.	5,025	299,691
Xerox Holdings Corp.	3,299	98,673
		24,703,540

Telecommunication Services 2.3%
AT&T, Inc.	124,858	4,724,627
CenturyLink, Inc.	16,677	208,129
T-Mobile US, Inc. *	5,381	423,861
Verizon Communications, Inc.	70,670	4,265,641
		9,622,258

Transportation 1.9%
Alaska Air Group, Inc.	2,101	136,376
American Airlines Group, Inc.	6,795	183,261
C.H. Robinson Worldwide, Inc.	2,320	196,690
CSX Corp.	13,640	944,843
Delta Air Lines, Inc.	9,888	569,549
Expeditors International of Washington, Inc.	2,887	214,475
FedEx Corp.	4,107	597,856
J.B. Hunt Transport Services, Inc.	1,455	160,996
Kansas City Southern	1,707	227,048
Norfolk Southern Corp.	4,502	808,829
Southwest Airlines Co.	8,281	447,257
Union Pacific Corp.	12,038	1,949,915
United Airlines Holdings, Inc. *	3,752	331,714
United Parcel Service, Inc., Class B	11,932	1,429,692
		8,198,501

Utilities 3.6%
Alliant Energy Corp.	4,047	218,255
Ameren Corp.	4,176	334,289
American Electric Power Co., Inc.	8,439	790,650
American Water Works Co., Inc.	3,076	382,131
Atmos Energy Corp.	2,037	231,994
CenterPoint Energy, Inc.	8,616	260,031
Security	Number of Shares	Value ($)
CMS Energy Corp.	4,839	309,454
Consolidated Edison, Inc.	5,691	537,629
Dominion Energy, Inc.	14,037	1,137,558
DTE Energy Co.	3,125	415,500
Duke Energy Corp.	12,434	1,191,923
Edison International	6,136	462,777
Entergy Corp.	3,411	400,315
Evergy, Inc.	4,005	266,573
Eversource Energy	5,546	474,017
Exelon Corp.	16,593	801,608
FirstEnergy Corp.	9,263	446,754
NextEra Energy, Inc.	8,344	1,944,068
NiSource, Inc.	6,356	190,171
NRG Energy, Inc.	4,356	172,497
Pinnacle West Capital Corp.	1,911	185,501
PPL Corp.	12,334	388,398
Public Service Enterprise Group, Inc.	8,658	537,489
Sempra Energy	4,687	691,848
The AES Corp.	11,370	185,786
The Southern Co.	17,839	1,101,915
WEC Energy Group, Inc.	5,379	511,543
Xcel Energy, Inc.	8,965	581,739
		15,152,413
Total Common Stock
(Cost $194,341,051)		422,104,226
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Sumitomo Mitsui Banking Corp.
1.25%, 10/01/19 (b)	1,212,683	1,212,683
Total Short-Term Investment
(Cost $1,212,683)		1,212,683

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	13	1,936,025	(10,623)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares during the period ended September 30, 2019:
	Market Value at 12/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received
The Charles Schwab Corp.	$800,117	$68,133	($45,547)	($11,777)	$17,810	$828,736	19,812	$9,977

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$422,104,226	$—	$—	$422,104,226
Short-Term Investment[1]	—	1,212,683	—	1,212,683
Liabilities
Futures Contracts[2]	(10,623)	—	—	(10,623)
Total	$422,093,603	$1,212,683	$—	$423,306,286
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47715SEP19